Lease Operations - Lessee (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operations
Sublease revenues	R$ 26	R$ 16	R$ 8
Depreciation expenses	951	1,279	1,209
Interest expenses	(414)	(302)	(227)
Lease expenses for low value assets	(102)	(84)	(87)
Variable expenses not include in lease liabilities	(58)	(68)	(66)
Total	R$ (1,499)	R$ (1,717)	R$ (1,581)